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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09150

INDUSTRY LEADERS® FUND
(Exact name of registrant as specified in charter)

175 Oak Ridge Ave, Summit, New Jersey			07901
(Address of principal executive offices)			(Zip code)

Gerald P. Sullivan
175 Oak Ridge Ave, Summit New Jersey 07901
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(866)-2801952

Date of fiscal year end:	June 30, 2011

Date of reporting period:	July 1, 2010 to December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI ANNUAL REPORT
TO SHAREHOLDERS

DECEMBER 31, 2010

This report has been prepared for the shareholders of the Industry Leaders Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Fund. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by BNY Mellon Distributors Inc., 760 Moore Rd., King of Prussia, PA 19406.

INDUSTRY LEADERS® FUND

Disclosure of Fund Expenses (unaudited)

As a shareholder of the Industry Leaders® Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders® Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2010 through December 31, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders® Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The Industry Leaders® Fund does not currently have sales charges (loads), redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

Six Months Ended December 31, 2010

	Beginning Account	Ending Account Value	Expenses Paid	Annualized Expense
Industry Leaders® Fund	Value July 1, 2010	December 31, 2010	During Period*	Ratio	Total Return
	Based on Actual Fund Return (semiannual return - not annualized)
Class D	$1,000.00	$1,217.70	$3.24	0.58%	21.77%
Investor Shares	$1,000.00	$1,216.50	$4.64	0.83%	21.65%
Institutional Shares	$1,000.00	$1,217.10	$3.24	0.58%	21.71%
	Based on Hypothetical 5% Yearly Return (annualized return)
Class D	$1,000.00	$1,022.28	$2.96	0.58%	5.00	%**
Investor Shares	$1,000.00	$1,021.02	$4.23	0.83%	5.00	%**
Institutional Shares	$1,000.00	$1,022.28	$2.96	0.58%	5.00	%**

*                 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.83% for the Investor Shares and 0.58% for the Class D and Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184 days), then divided by the number of days in the most recent 12-month period (365 days).

**          The 5.00% annualized rate of return is gross of fees.

INDUSTRY LEADERS® FUND

Portfolio of Investments — December 31, 2010 (unaudited)

Shares		Value
Common Stocks - 99.84%
	Aerospace/Defense - 3.42%
2,970	General Dynamics Corp.	$210,751
3,650	United Technologies Corp.	287,328
		498,079
	Agriculture - 2.17%
10,510	Archer-Daniels-Midland Co.	316,141

	Apparel - 0.63%
470	Nike, Inc. - Class B	40,147
600	VF Corp.	51,708
		91,855
	Auto Manufacturers - 0.17%
430	PACCAR, Inc.	24,691

	Banks - 14.82%
25,220	Bank of America Corp.	336,435
11,250	Bank of New York Mellon Corp. (The)	339,750
1,980	Goldman Sachs Group, Inc. (The)	332,957
7,932	JPMorgan Chase & Co.	336,475
5,210	Morgan Stanley	141,764
12,460	U.S. Bancorp	336,046
10,870	Wells Farg & Co.	336,861
		2,160,288
	Beverages - 1.31%
2,910	Coca-Cola Co. (The)	191,391

	Biotechnology - 0.58%
1,550	Amgen, Inc. (a)	85,095

	Chemicals - 2.22%
3,100	Du Pont (E.I.) de Nemours & Co.	154,628
1,210	Monsanto Co.	84,264
890	Praxair, Inc.	84,968
		323,860
	Commercial Services - 2.01%
4,160	VISA, Inc., Class A	292,781

	Computers - 3.09%
1,050	Apple, Inc. (a)	338,688
2,655	Hewlett-Packard Co.	111,776
		450,464
	Cosmetics/Personal Care - 1.73%
350	Estee Lauder Cos., Inc. (The)	28,245
3,490	Procter & Gamble Co. (The)	224,512
		252,757
	Diversified Financial Services - 2.01%
1,540	BlackRock, Inc.	293,493

	Electric - 2.94%
18,860	Duke Energy Corp.	335,897
2,410	Southern Co.	92,134
		428,031
	Electrical Components & Equipment - 0.95%
2,420	Emerson Electric Co.	138,351

	Electronics - 0.63%
1,660	Thermo Fisher Scientific, Inc. (a)	91,898

	Engineering & Construction - 0.46%
1,010	Fluor Corp.	66,923

	Health Care Products - 3.33%
5,430	Johnson & Johnson	335,846
4,030	Medtronic, Inc.	149,473
		485,319
	Health Care Services - 1.93%
3,890	UnitedHealth Group, Inc.	140,468
2,470	WellPoint, Inc. (a)	140,444
		280,912
	Insurance - 9.48%
2,430	ACE Ltd.	151,268
4,210	Berkshire Hathaway, Inc., Class B (a)	337,263
7,310	Manulife Financial Corp.	125,586
7,550	MetLife, Inc.	335,522
1,210	PartnerRe Ltd.	97,224
6,020	Travelers Cos., Inc. (The)	335,374
		1,382,237
	Internet - 1.47%
360	Google, Inc., Class A (a)	213,829

	Iron/Steel - 0.38%
1,270	Nucor Corp.	55,651

	Leisure Time - 0.83%
2,610	Carnival Corp.	120,347

	Machinery-Construction & Mining - 1.56%
2,430	Caterpillar, Inc.	227,594

	Media - 3.25%
710	McGraw-Hill Cos., Inc. (The)	25,851
1,830	Thomson Reuters Corp.	68,204
8,970	Walt Disney Co. (The)	336,465
100	Washington Post Co. (The), Class B	43,950
		474,470
	Mining - 1.04%
2,840	Barrick Gold Corp.	151,031

	Miscellaneous Manufacturing - 2.66%
18,455	General Electric Co.	337,542
940	Illinois Tool Works, Inc.	50,196
		387,738
	Oil & Gas - 9.09%
1,436	Apache Corp.	171,214
3,668	Chevron Corp.	334,705
4,910	ConocoPhillips Co.	334,371
4,598	Exxon Mobil Corp.	336,206
1,520	Occidental Petroleum Corp.	149,112
		1,325,608
	Oil & Gas Services - 2.75%
940	National Oilwell Varco, Inc.	63,215
4,040	Schlumberger Ltd.	337,340
		400,555
	Pharmaceuticals - 4.75%
440	Abbott Laboratories	21,080
9,315	Merck & Co., Inc.	335,713

See accompanying Notes to Financial Statements.

Shares		Value
	Pharmaceuticals - (continued)
19,140	Pfizer, Inc.	$335,141
		691,934
	Retail - 5.25%
4,730	Lowe’s Cos., Inc.	118,628
1,190	McDonald’s Corp.	91,344
740	Target Corp.	44,496
4,480	Walgreen Co.	174,541
6,245	Wal-Mart Stores, Inc.	336,793
		765,802
	Semiconductors - 2.26%
3,450	Applied Materials, Inc.	48,473
13,390	Intel Corp.	281,592
		330,065
	Software - 2.93%
12,110	Microsoft Corp.	338,111
2,855	Oracle Corp.	89,361
		427,472
	Telecommunications - 5.47%
11,410	AT&T, Inc.	335,226
14,300	Cisco Systems, Inc. (a)	289,289
4,830	Verizon Communications, Inc.	172,817
		797,332
	Textiles - 0.51%
2,670	Cintas Corp.	74,653

	Transportation - 1.76%
2,340	Canadian National Railway Co.	155,540
1,385	United Parcel Service, Inc., Class B	100,523
		256,063
	Total Common Stocks
	(Cost $11,952,816)	14,554,710

	Total Investments - 99.84%
	(Cost $11,952,816)	$14,554,710

	Other Assets
	Net of Liabilities - 0.16%	22,915
	Net Assets — 100.00%	$14,577,625

(a)       Non-income producing security.

Transactions in written options for the six months ended December 31, 2010 were as follows:

	Number of
	Contracts	Premium
Beginning of Period	—	$—
Call Options Written	154	19,923
Put Options Written	154	21,173
Call Options Exercised	(122)	(15,918)
Put Options Exercised	(25)	(2,451)
Call Options Expired	(32)	(4,005)
Put Options Expired	(129)	(18,722)
Outstanding, December 31, 2010	—	$—

% of Net
Industry	Assets
Financial	26.31%
Consumer, Non-cyclical	17.81%
Energy	11.84%
Industrial	11.43%
Communications	10.19%
Technology	8.29%
Consumer, Cyclical	7.39%
Basic Materials	3.64%
Utilities	2.94%
Total	99.84%

See accompanying Notes to Financial Statements.

INDUSTRY LEADERS® FUND

Statement of Assets and Liabilities

December 31, 2010 (unaudited)

ASSETS:
Investments:
Investment in securities at cost	$11,952,816
Net unrealized appreciation	2,601,894
Total investment in securities at value	14,554,710
Cash	276,196
Receivables:
Investments sold	241,997
Dividends	15,130
Total Assets	15,088,033
LIABILITIES:
Payables:
Investments purchased	501,107
Accrued investment advisory fees	5,671
Accrued administration fees	3,630
Total Liabilities	510,408
NET ASSETS	$14,577,625
NET ASSETS consist of:
Paid-in capital	16,868,087
Accumulated undistributed net investment income	187,181
Accumulated net realized loss on investments and written option transactions	(5,079,537)
Net unrealized appreciation on investments	2,601,894
TOTAL NET ASSETS	$14,577,625
Class D:
Net Assets	$2,727,483
Shares of beneficial interest outstanding (unlimited authorization)	260,773
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$10.46
Investor Shares:
Net Assets	$9,845,685
Shares of beneficial interest outstanding (unlimited authorization)	952,337
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$10.34
Institutional Shares:
Net Assets	$2,004,457
Shares of beneficial interest outstanding (unlimited authorization)	190,119
Net asset value, offering and redemption price per share (Net Assets/Shares Outstanding)	$10.54

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Statement of Operations

For the Ended December 31, 2010 (unaudited)

Investment Income:
Dividends income	$142,737
Less: foreign taxes withheld	(646)
Total Investment Income	142,091
Expenses:
Investment advisory fees	30,233
Administration fees - Class D	1,628
Administration fees - Investor Shares	17,155
Administration fees - Institutional Shares	1,237
Total expenses	50,253
Net Investment Income	91,838
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investment securities	(53,045)
Net realized gain on writen option transactions(a)	22,727
Net change in unrealized appreciation on investment securities	2,550,452
Net Realized and Unrealized Gain (Loss) on Investment Securities	2,520,134
Net Increase in Net Assets Resulting from Operations	$2,611,972

(a) Primary risk exposure is equity contracts.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Statements of Changes in Net Assets

	Six Months
	Ended
	December 31,	Year Ended
	2010	June 30,
	(unaudited)	2010
Investment Activities:
Operations:
Net investment income	$91,838	$201,184
Net realized loss on investment securities and written option transactions	(30,318)	(1,149,364)
Net change in unrealized appreciation on investments	2,550,452	2,704,715
Net increase in net assets resulting from operations	2,611,972	1,756,535
Distributions to Shareholders:
From net investment income:
Class D	—	(64,244)
Investor Class	—	(255,039)
Institutional Class	—	(79,527)
Total Distributions	—	(398,810)
Capital Share Transactions:
Class D
Purchased	—	—
Reinvested Dividends	—	64,244
Redeemed	—	—
Total Class D	—	64,244
Investor Shares
Purchased	213,739	1,636,237
Reinvested Dividends	—	255,039
Redeemed	(284,683)	(2,415,458)
Total Investor Shares	(70,944)	(524,182)
Institutional Shares
Purchased	—	36,000
Reinvested Dividends	—	79,527
Redeemed	(175,300)	(1,447,937)
Total Institutional Shares	(175,300)	(1,332,410)
Net decrease in net assets resulting from share transactions	(246,244)	(1,792,348)
Total increase (decrease) in net assets	2,365,728	(434,623)
Net Assets:
Beginning of period	12,211,897	12,646,520
End of period (including line A)	$14,577,625	$12,211,897
(A) Undistributed net investment income	$187,181	$95,343

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Class D Financial Highlights

	Six Months
	Ended
	December		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	31, 2010		June 30,	June 30,	June 30,	June 30,	June 30,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.59		$7.88	$10.37	$12.89	$10.94	$10.43
Income from Investment Operations:
Net investment income (a)	0.07		0.14	0.17	0.18	0.15	0.13
Net realized and unrealized gain (loss)	1.80		0.82	(2.31)	(1.91)	2.05	0.90
Total from investment operations	1.87		0.96	(2.14)	(1.73)	2.20	1.03
Distributions
Net investment income	—		(0.25)	(0.10)	(0.16)	(0.11)	(0.11)
Realized gains	—		—	(0.25)	(0.63)	(0.14)	(0.39)
From return of capital	—		—	—	—	—	(0.02)
Total Distributions	—		(0.25)	(0.35)	(0.79)	(0.25)	(0.52)
Net asset value, end of period	$10.46		$8.59	$7.88	$10.37	$12.89	$10.94
Total Return	21.77	%(b)	11.95%	(20.12)%	(14.42)%	20.19%	10.08%
Ratios and Supplemental Data
Net Assets at the end of period (000)	$2,727		$2,239	$2,000	$2,504	$2,928	$2,495
Ratios of expenses to average net assets	0.58	%(c)	0.58%	0.76%	0.83%	0.82%	0.79%
Ratios of net investment income to average net assets	1.53	%(c)	1.56%	2.08%	1.47%	1.26%	1.22%
Portfolio turnover rate	27.29	%(b)	49.58%	111.07%	85.70%	41.85%	36.67%

(a)          Per share amounts were calculated using the average shares method.

(b)         Not annualized.

(c)          Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Investor Shares Financial Highlights

	Six Months
	Ended
	December		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	31, 2010		June 30,	June 30,	June 30,	June 30,	June 30,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.50		$7.80	$10.28	$12.79	$10.83	$10.33
Income from investment operations:
Net investment income (a)	0.06		0.12	0.15	0.18	0.15	0.14
Net realized and unrealized gain (loss)	1.78		0.82	(2.28)	(1.91)	2.03	0.88
Total from investment operations	1.84		0.94	(2.13)	(1.73)	2.18	1.02
Distributions
Net investment income	—		(0.24)	(0.10)	(0.15)	(0.08)	(0.11)
Realized gains	—		—	(0.25)	(0.63)	(0.14)	(0.39)
From return of capital	—		—	—	—	—	(0.02)
Total Distributions	—		(0.24)	(0.35)	(0.78)	(0.22)	(0.52)
Net asset value, end of period	$10.34		$8.50	$7.80	$10.28	$12.79	$10.83
Total Return	21.65	%(b)	11.76%	(20.17)%	(14.50)%	20.20%	10.06%
Ratios and Supplemental Data
Net Assets at the end of period (000)	$9,846		$8,168	$7,837	$10,508	$12,327	$8,116
Ratios of expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.82%	0.79%
Ratios of net investment income to average net assets	1.28	%(c)	1.31%	2.01%	1.47%	1.25%	1.32%
Portfolio turnover rate	27.29	%(b)	49.58%	111.07%	85.70%	41.85%	36.67%

(a)          Per share amounts were calculated using the average shares method.

(b)         Not annualized.

(c)          Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Institutional Shares Financial Highlights

	Six Months
	Ended
	December		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	31, 2010		June 30,	June 30,	June 30,	June 30,	June 30,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.66		$7.94	$10.56	$13.12	$11.10	$10.61
Income from investment operations:
Net investment income (a)	0.07		0.14	0.19	0.21	0.19	0.18
Net realized and unrealized gain (loss)	1.81		0.84	(2.38)	(1.94)	2.08	0.91
Total from investment operations	1.88		0.98	(2.19)	(1.73)	2.27	1.09
Distributions
Net investment income	—		(0.26)	(0.18)	(0.20)	(0.11)	(0.19)
Realized gains	—		—	(0.25)	(0.63)	(0.14)	(0.39)
From return of capital	—		—	—	—	—	(0.02)
Total Distributions	—		(0.26)	(0.43)	(0.83)	(0.25)	(0.60)
Net asset value, end of period	$10.54		$8.66	$7.94	$10.56	$13.12	$11.10
Total Return	21.71	%(b)	12.01%	(19.99)%	(14.24)%	20.59%	10.49%
Ratios and Supplemental Data
Net Assets at the end of period (000)	$2,004		$1,805	$2,809	$8,378	$10,416	$2,683
Ratios of expenses to average net assets	0.58	%(c)	0.58%	0.58%	0.58%	0.55%	0.38%
Ratios of net investment income to average net assets	1.53	%(c)	1.56%	2.16%	1.72%	1.49%	1.62%
Portfolio turnover rate	27.29	%(b)	49.58%	111.07%	85.70%	41.85%	36.67%

(a)          Per share amounts were calculated using the average shares method.

(b)         Not annualized.

(c)          Annualized.

See accompanying notes to financial statements.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Ended December 31, 2010 (unaudited)

NOTE 1. ORGANIZATION

Industry Leaders® Fund (the “Fund” or “Trust”) was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company. The Fund’s investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund is currently authorized to distribute three classes of shares, Class D, Investor Shares, and Institutional Shares each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

As of December 31, 2010, Class D shares were not being offered for sale.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- The Fund’s investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. As of December 31, 2010, the Fund only held securities with readily available market quotations.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of December 31, 2010 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/10	Price	Inputs	Inputs
Common Stocks*	$14,554,710	$14,554,710	$—	$—

* Please refer to Schedule of Investments for industry breakdown.

The Fund held only Level 1 securities during the six-month period. The Fund did not hold any Level 2 or 3 securities during the six-month period.

Options Transactions - In the normal course of pursuing its investment objectives, the Fund is subject to price volatility risk. In order to produce incremental earnings and protect gains and minimize losses the Fund, as described in the prospectus, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of the profit if the market price of the underlying security increases. Also, the Fund may purchase call or put options with respect to securities that are permitted investments, as described in the Funds’ prospectus. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Ended December 31, 2010 (unaudited) (continued)

The Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to the expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

The Fund records unrealized depreciation when the underlying security’s market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security’s market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

Per the prospectus, the Fund is only allowed to trade in options as a temporary defensive measure. For the six month period ended December 31, 2010, the Fund invested in options for such purpose.

For the six-month period ended December 31, 2010, the average volume of written options was $13,699.

Federal Income Taxes/Dividends and Distributions - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

The Fund will, at least annually, declare and pay dividends from its net investment income and distribute any net capital gains through Fund investment transactions.

As of and during the six month period ended December 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2007. The Fund identifies its major tax jurisdiction as U.S. Federal.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. As of December 31, 2010, there were no reclassifications to the capital accounts.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital and / or realized gains / losses.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Claremont® Investment Partners, L.L.C. (“the Adviser”) to manage the Fund’s investments. The Adviser is organized as a Delaware limited liability company and its Chief Investment Officer and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund’s portfolio.

Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund’s investments under the oversight of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.45% of the average daily net assets of the Fund. For the semiannual period ending December 31, 2010, the Adviser received from the Fund a fee of $30,233 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund’s classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.38% of the average daily net assets of Investor

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Ended December 31, 2010 (unaudited) (continued)

Shares. The Adviser is entitled to receive a fee of 0.13% of the average daily net assets of Institutional Shares and Class D shares. For the semiannual period ending December 31, 2010, the Adviser received from the Fund a fee of $20,020 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

Industry Leaders® Fund has adopted a Distribution and Service Plan (the “Plan”) on September 27, 2006, in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of the Class D, Investor Shares and Institutional Shares of the Fund. The purpose of the Plan is to allow the Adviser to use its revenues generated from the Fund, including management and administration fees paid to it by the Fund, as well as its past profits or other resources, to make payments to third parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares.

NOTE 4. SHARE TRANSACTIONS

As of December 31, 2010, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on December 31, 2010 was $16,868,087.

Transactions in shares were as follows:

	Six months ended		Year ended
	December 31, 2010		June 30, 2010
Class D:	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Share issued in reinvestment of dividends	—	—	6,842	64,244
Shares redeemed	—	—	—	—
Total	—	$—	6,842	$64,244

	Six months ended		Year ended
	December 31, 2010		June 30, 2010
Investor Shares:	Shares	Dollars	Shares	Dollars
Shares sold	22,445	$213,739	180,500	$1,636,237
Share issued in reinvestment of dividends	—	—	27,394	255,039
Shares redeemed	(31,272)	(284,683)	(251,005)	(2,415,458)
Total	(8,827)	$(70,944)	(43,111)	$(524,182)

	Six months ended		Year ended
	December 31, 2010		June 30, 2010
Institutional Shares:	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	3,853	$36,000
Share issued in reinvestment of dividends	—	—	8,398	79,527
Shares redeemed	(18,418)	(175,300)	(157,541)	(1,447,937)
Total	(18,418)	$(175,300)	(145,290)	$(1,332,410)

NOTE 5. INVESTMENTS

For the six month period ended December 31, 2010, purchases and sales of investment securities, other than short-term investments, aggregated $3,542,638 and $3,683,453, respectively. As of December 31, 2010, the gross unrealized appreciation for all securities on a tax basis totaled $2,632,852 and the gross unrealized depreciation for all securities totaled $30,958 for a net unrealized appreciation of $2,601,894. The aggregate cost of securities for federal income tax purposes at December 31, 2010, was $11,952,816.

INDUSTRY LEADERS® FUND

Notes to Financial Statements

For the Ended December 31, 2010 (unaudited) (continued)

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2010, National Financial Services LLC owns 72.41% of the Fund for the exclusive benefit of their account holders.

NOTE 7. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2010 and 2009 were as follows:

Distributions paid from:	2010	2009
Ordinary Income	$398,810	$187,614
Long-Term Capital Gain	—	87,641
Short-Term Capital Gain	—	297,514
	$398,810	$572,769

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$95,128
Capital Loss Carryforwards	(4,162,771)
Post-October Losses	(101,544)
Unrealized Depreciation	(733,247)
$(4,902,434)

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of wash sales. The Fund has elected to defer post-October losses of $101,544 incurred from November 1, 2009 through June 30, 2010.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

As of June 30, 2010, the Fund had $4,162,771 of capital loss carryforwards for federal income tax purposes available to offset future capital gains, of which $2,039,204 and $2,123,567 arose in fiscal year 2009 and 2010, respectively, expiring in June 30, 2017 and 2018, respectively.

NOTE 9. RECENT ACCOUNTING PRONOUNCEMENT NOT YET ADOPTED

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INDUSTRY LEADERS® FUND

Additional Information (unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT

On September 20, 2010, the Board of Trustees approved the continuance of the management agreement (“Agreement”) between the Trust and the Adviser. In connection with such approval, the Trustees considered their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. The Board noted that the Trust had outperformed its benchmark index over the past three, five and ten year periods, that it is classified by Lipper as a “Lipper Leader” in three out of five categories and that it continues to maintain a four star rating from Morningstar. The Board also noted that approval of the Agreement would not change the manner in which the Trust is operated or alter the investment personnel responsible for day-to-day investment decisions. Based on this, and other information, the Board concluded that the nature and quality of the advisory services provided by the Adviser supported approval of the Agreement. The Board also considered the structure of the advisory fee, including the facts that the Trust’s advisory fee remains in the lowest 20% of its mutual fund peer group, the total expense ratio is in the lowest 20%. In approving the advisory fee, the Board also noted that the Advisor has continuously provided advisory services to the Trust for ten years without ever earning any profit from such service and that, at current asset levels, the fee will still not result in a profit for the Advisor. Based on this information, the Board concluded that the advisory fee was fair and reasonable. Based on the fact that management of the Trust the Board did not believe that discussion of economies of scale was appropriate at the time. During its discussion, the Board also noted: the quality of additional services provided by the Adviser, including the fact that the Adviser pays all of the Trust’s expenses apart from its advisory and administration fees; and that the Adviser may receive some additional benefit from its relationship with the Trust in its ability to market itself using the successful performance of the Trust, but the Board did not feel that such benefit was significant enough to affect its analysis of the Agreement. The Board was also informed with respect to the fact that the investment strategy of the Trust is predicated on the use of the specific portfolio strategy for which the Adviser holds a patent, including the fact that shareholders had invested with the intention of investing in a Trust using that strategy. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board, including the Independent Trustees, unanimously approved the Agreement.

ITEM 2. CODE OF ETHICS.

Only effective for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Only effective for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only effective for annual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Semiannual Report filed in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b) There has been no  change in the Fund’s internal control over financial reporting (as defined in Rule  30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) The text of the Code of Ethics pursuant to Item 2 of Form N-CSR is available on the Fund’s website at:

http://www.ILfund.com/COE.pdf.

(b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders® Fund

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, President, CCO and Treasurer

Date: March 1, 2011